Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 13, 2021
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2021
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
KraneShares E Fund China Commercial Paper ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KCNY
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBND